Employee benefit plans (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated benefit obligation		$ 395,786	$ 574,927
Expected future contributions payable		$ 26,000	$ 25,000
SEALS Corp
Expected employer contributions	$ 26,000